Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	₩ 699,274	₩ 719,412	₩ 546,341
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	(25,777)	(73,511)	(83,962)
Shares of remeasurement gain (loss) of associates and joint ventures	649	(816)	(115)
Gain on valuation of equity instruments at fair value through other comprehensive income	155,319	43,077
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Gain on valuation of debt instruments at fair value through other comprehensive income	11,833	734
Changes in value of available-for-sale financial assets			51,235
Other comprehensive income from available-for sale financial assets reclassified to loss			(55,450)
Valuation gain (loss) on cash flow hedge	67,548	17,268	(111,083)
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	(44,684)	(44,279)	141,929
Share of other comprehensive income (loss) from associates and joint ventures	2,517	(41)	10,280
Exchange differences on translation of foreign operations	4,933	2,940	(21,122)
Total other comprehensive income (loss)	172,338	(54,628)	(68,288)
Total comprehensive income for the year	871,612	664,784	478,053
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	771,747	589,179	413,149
Non-controlling interest	₩ 99,865	₩ 75,605	₩ 64,904